Investments	9 Months Ended
Sep. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Investments
E.
Investments
Available for sale fixed maturities at September 30 (unaudited) and December 31 consisted of the following (in millions):

	Amortized Cost	Allowance for Expected Credit Losses	Gross Unrealized		Net Unrealized	Fair Value
			Gains	Losses
September 30, 2021 (unaudited)
Fixed maturities:
U.S. Government and government agencies	$39	$—	$2	$(16)	$(14)	$25
States, municipalities and political subdivisions	2,680	—	264	—	264	2,944
Foreign government	31	—	3	—	3	34
Residential MBS	2,362	2	166	(8)	158	2,518
Commercial MBS	573	—	29	—	29	602
Collateralized loan obligations	3,279	3	18	(4)	14	3,290
Other asset-backed securities	7,982	10	142	(48)	94	8,066
Corporate and other	17,057	—	1,563	(16)	1,547	18,604

Total fixed maturities	$34,003	$15	$2,187	$(92)	$2,095	$36,083

December 31, 2020
Fixed maturities:
U.S. Government and government agencies	$40	$—	$4	$—	$4	$44
States, municipalities and political subdivisions	3,053	—	371	(2)	369	3,422
Foreign government	31	—	3	—	3	34
Residential MBS	1,954	3	192	(3)	189	2,140
Commercial MBS	659	—	40	(1)	39	698
Collateralized loan obligations	3,490	10	24	(13)	11	3,491
Other asset-backed securities	5,099	11	142	(54)	88	5,176
Corporate and other	17,272	4	1,874	(24)	1,850	19,118

Total fixed maturities	$31,598	$28	$2,650	$(97)	$2,553	$34,123

December 31, 2019
Fixed maturities:
U.S. Government and government agencies	$38	$—	$7	$—	$7	$45
States, municipalities and political subdivisions	4,080	—	270	(1)	269	4,349
Foreign government	31	—	3	—	3	34
Residential MBS	1,909	—	193	(3)	190	2,099
Commercial MBS	807	—	28	—	28	835
Collateralized loan obligations	3,401	—	8	(30)	(22)	3,379
Other asset-backed securities	5,265	—	138	(16)	122	5,387
Corporate and other	20,613	—	1,176	(18)	1,158	21,771

Total fixed maturities	$36,144	$—	$1,823	$(68)	$1,755	$37,899

Equity securities, which are reported at fair value with holding gains and losses recognized in net earnings, consisted of the following at September 30, 2021 (unaudited), December 31, 2020 and 2019 (in millions):

	September 30, 2021 (unaudited)			December 31, 2020			December 31, 2019
			Fair Value			Fair Value			Fair Value
			over (under)			over (under)			over (under)
	Actual Cost	Fair Value	Cost	Actual Cost	Fair Value	Cost	Actual Cost	Fair Value	Cost
Common stocks	$—	$241	$—	$423	$412	$(11)	$497	$552	$55
Perpetual preferred stocks	—	407	—	333	361	28	249	257	8

Total equity securities carried at fair value	$—	$648	$—	$756	$773	$17	$746	$809	$63

The following tables show gross unrealized losses (dollars in millions) on available for sale fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss po
s
ition at the following balance sheet dates.

	Less Than Twelve Months			Twelve Months or More

	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost

September 30, 2021 (unaudited)
Fixed maturities:
U.S. Government and government agencies	$(16)	$1	6%	$—	$—	—%
States, municipalities and political subdivisions	—	5	100%	—	—	—%
Residential MBS	(6)	907	99%	(2)	20	91%
Commercial MBS	—	9	100%	—	—	—%
Collateralized loan obligations	(3)	433	99%	(1)	259	100%
Other asset-backed securities	(37)	2,410	98%	(11)	314	97%
Corporate and other	(13)	723	98%	(3)	139	98%

Total fixed maturities	$(75)	$4,488	98%	$(17)	$732	98%

December 31, 2020
Fixed maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	(2)	80	98%	—	—	—%
Residential MBS	(2)	124	98%	(1)	23	96%
Commercial MBS	(1)	32	97%	—	5	100%
Collateralized loan obligations	(2)	496	100%	(11)	1,256	99%
Other asset-backed securities	(35)	974	97%	(19)	295	94%
Corporate and other	(20)	724	97%	(4)	107	96%

Total fixed maturities	$(62)	$2,430	98%	$(35)	$1,686	98%

December 31, 2019
Fixed maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	(1)	105	99%	—	5	100%
Residential MBS	(2)	315	99%	(1)	15	94%
Commercial MBS	—	11	100%	—	—	—%
Collateralized loan obligations	(9)	995	99%	(21)	1,363	98%
Other asset-backed securities	(11)	838	99%	(5)	91	95%
Corporate and other	(11)	937	99%	(7)	202	97%

Total fixed maturities	$(34)	$3,201	99%	$(34)	$1,676	98%

At September 30, 2021, the gross unrealized losses on fixed maturities of $92 million relate to 320 securities
 (unaudited).
Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 65% of the gross unrealized loss and 84% of the fair value.
At December 31, 2020, the gross unrealized losses on fixed maturities of $97 million relate to 568 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 76% of the gross unrealized loss and 87% of the fair value.
To evaluate fixed maturities for expected credit losses (impairment), management considers whether the unrealized loss is credit-driven or a result of changes in market interest rates, the extent to which fair value is less than cost basis, historical operating, balance sheet and cash flow data from the issuer, third party research and communications with industry specialists and discussions with issuer management.
GALIC analyzes its MBS securities for expected credit losses (impairment) each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data.
Management believes GALIC will recover its cost basis (net of any allowance) in the securities with unrealized losses and that GALIC has the ability to hold the securities until they recover in value and had no intent to sell them at September 30, 2021.
See
Note A — “Accounting Policies — Credit Losses on Financial Instruments,”
for a discussion of new guidance effective January 1, 2020, which impacts the accounting for expected credit losses (impairments) of fixed maturity securities. Under the new guidance, credit losses on available for sale fixed maturities continue to be measured based on the present value of expected future cash flows compared to amortized cost; however, impairment losses are now recognized through an allowance instead of directly writing down the amortized cost. Under the new guidance, recoveries of previously impaired amounts are recorded as an immediate reversal of all or a portion of the allowance instead of accreted as investment income through a yield adjustment. In addition, the allowance on available for sale fixed maturities cannot cause the amortized cost net of the allowance to be below fair value. Accordingly, future changes in the fair value of an impaired security (when the allowance was limited by the fair value) due to reasons other than issuer credit (e.g. changes in market interest rates) result in increases or decreases in the allowance, which are recorded through realized gains (losses) on securities. A progression of the allowance for expected credit losses on fixed maturity securities is shown below (in millions):

	Structured Securities (*)	Corporate and other	Total
Balance at January 1, 2020	$—	$—	$—
Impact of adoption of new accounting policy	—	—	—
Initial allowance for purchased securities with credit deterioration	1	—	1
Provision for expected credit losses on securities with no previous allowance	28	23	51
Additions (reductions) to previously recognized expected credit losses	(5)	(14)	(19)
Reductions due to sales or redemptions	—	(5)	(5)

Balance at December 31, 2020	$24	$4	$28

Balance at January 1, 2021	$24	$4	$28
Impact of adoption of new accounting policy	—	—	—
Initial allowance for purchased securities with credit deterioration	—	—	—
Provision for expected credit losses on securities with no previous allowance	—	1	1
Additions (reductions) to previously recognized expected credit losses	(7)	(1)	(8)
Reductions due to sales or redemptions	(2)	(4)	(6)

Balance at September 30, 2021 (unaudited)	$15	$—	$15

(*)	Includes mortgage-backed securities, collateralized loan obligations and other asset-backed securities.
In 2020, GALIC purchased
two
residential mortgage-backed securities with expected credit losses. In aggregate at the time of purchase, the par value was $
8
 million, the purchase price was $
6
 million and the allowance for credit losses and the discount were each $1 million.
The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2020 (dollars in millions). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	September 30, 2021			December 31, 2020
	Amortized	Fair Value		Amortized	Fair Value
	Cost, net (*)	Amount	%	Cost, net (*)	Amount	%
	(unaudited)	(unaudited)
Maturity
One year or less	$1,577	$1,617	4%	$1,975	$1,995	6%
After one year through five years	8,006	8,652	24%	7,761	8,442	25%
After five years through ten years	7,032	7,860	22%	8,198	9,402	28%
After ten years	3,192	3,478	10%	2,458	2,779	8%

	19,807	21,607	60%	20,392	22,618	67%
Collateralized loan obligations and other ABS (average life of approximately 4 years)	11,248	11,356	31%	8,568	8,667	25%
MBS (average life of approximately 3 -1/2 years)	2,933	3,120	9%	2,610	2,838	8%

Total	$33,988	$36,083	100%	$31,570	$34,123	100%

(*)	Amortized cost, net of allowance for expected credit losses
Certain risks are inherent in fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

There were no investments in individual issuers that exceeded
10
% of shareholder’s equity at September 30, 2021 (unaudited), December 31, 2020 or 2019.
Net Investment Income
The following table shows (in millions) investment income earned and investment expenses incurred.

	Nine months ended September 30,		Year ended December 31,
	2021	2020	2020	2019	2018
	(unaudited)	(unaudited)
Investment income:
Fixed maturities	$1,059	$1,216	$1,577	$1,600	$1,450
Equity securities:
Dividends	14	22	28	34	30
Change in fair value (*)	36	3	17	17	13
Equity in earnings of partnerships and similar investments	169	14	48	90	96
Mortgage loans	43	40	54	43	45
Policy loans	6	7	9	9	10
Real estate and other	27	(7)	7	36	26

Gross investment income	1,354	1,295	1,740	1,829	1,670
Investment expenses	(24)	(12)	(23)	(16)	(13)

Net investment income	$1,330	$1,283	$1,717	$1,813	$1,657

(*)
Although the change in the fair value of the majority of GALIC’s equity securities is recorded in realized gains (losses) on securities, GALIC records holding gains and losses in net investment income on equity securities classified as “trading” under previous guidance and on a small portfolio of limited partnership and similar investments that do not qualify for the equity method of accounting.

For the first five months of 2021 and in prior years GALIC’s investment portfolio was managed by a subsidiary of AFG. For the last four months of 2021 GALIC’s investment portfolio is managed by a subsidiary of MassMutual. Investment expenses, which included investment management fees charged by both subsidiaries, were $19 million for the nine months ended September 30, 2021 (unaudited) and $6 million for the nine months ended September 30, 2020 (unaudited) , $8 million for 2020, $11 million for 2019 and $7 million for 2018.
Realized gains (losses) and changes in unrealized appreciation (depreciation) included in AOCI related to fixed maturity securities are summarized as follows (in millions):

	Nine months ended September 30, 2021 (unaudited)				Nine months ended September 30, 2020 (unaudited)
	Realized gains (losses)				Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturitie s	$21	$7	$28	$(458)	$38	$(43)	$(5)	$933
Equity securities	84	—	84	—	(111)	—	(111)	—
Mortgage loans and other investments	3	—	3	—	3	—	3	—
Other (*)	(1)	(2)	(3)	200	(6)	14	8	(526)

Total pretax	107	5	112	(258)	(76)	(29)	(105)	407
Tax effects	(22)	(1)	(23)	55	16	6	22	(85)

Net of tax	$85	$4	$89	$(203)	$(60)	$(23)	$(83)	$322

	2020				2019
	Realized gains (losses)				Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturities	$461	$(32)	$429	$798	$19	$(21)	$(2)	$1,647
Equity securities	(27)	—	(27)	—	122	—	122	—
Mortgage loans and other investments	3	—	3	—	2	—	2	—
Other (*)	(51)	11	(40)	(360)	(1)	11	10	(835)

Total pretax	386	(21)	365	438	142	(10)	132	812
Tax effects	(81)	4	(77)	(92)	(30)	2	(28)	(171)

Net of tax	$305	$(17)	$288	$346	$112	$(8)	$104	$641

	2018
	Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturitie s	$5	$(21)	$(16)	$(1,057)
Equity securities	(107)	—	(107)	—
Mortgage loans and other investments	—	—	—	—
Other (*)	11	7	18	502

Total pretax	(91)	(14)	(105)	(555)
Tax effects	19	3	22	117

Net of tax	$(72)	$(11)	$(83)	$(438)

(*)	Primarily adjustments to deferred policy acquisition costs and reserves related to the annuity business.
All equity securities other than those accounted for under the equity method are carried at fair value through net earnings. GALIC recorded net holding gains (losses) on equity securities during 2020 and 2019 on securities that were still owned at December 31 as follows (in millions):

	Nine months ended September 30,		Year ended December 31,
	2021	2020	2020	2019
	(unaudited)	(unaudited)
Included in realized gains (losses)	$50	$(126)	$(25)	$123
Included in net investment income	35	3	11	17

	$85	$(123)	$(14)	$140

Gross realized gains and losses (excluding impairment write-downs and mark-to-market
of derivatives) on available for sale fixed maturity investment transactions consisted of the following (in millions):

	(Unaudited) Nine months ended September 30,		Year ended December 31,
	2021	2020	2020	2019	2018
Gross gains	$82	$69	$514	$30	$17
Gross losses	(1)	(30)	(51)	(16)	(12)